Condensed Financial Information of the Parent Company - Condensed Statements of Comprehensive Income (Detail)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed Statement of Income Captions [Line Items]
General and administrative	¥ (276,179,441)	$ (43,338,581)	¥ (265,691,411)	¥ (236,551,077)
Foreign exchange (loss)	1,351,400	212,064	(8,848,354)	5,141,112
Net gain (loss) on equity securities	(12,991,522)	(2,038,654)	3,353,381,213	86,011,918
Income from equity method investments	0	0	0	(926,205)
Other income, net	41,911,589	6,576,843	49,139,337	41,300,464
Other expense	6,605,833	1,036,599	838,115	5,121,054
Net income (loss) before income taxes	12,308,294	1,931,441	3,743,273,711	487,819,233
Income tax expense	(20,852,646)	(3,272,235)	(369,853,650)	(82,960,493)
Net income (loss)	(8,544,352)	(1,340,794)	3,373,420,061	404,858,740
Other comprehensive income (loss), net of tax	(72,130,683)		(234,817,165)	9,977,742
Total comprehensive income (loss), net of tax	(80,675,035)	(12,659,672)	3,138,602,896	414,836,482
Parent Company [Member]
Condensed Statement of Income Captions [Line Items]
General and administrative	(10,079,685)	(1,581,723)	(11,854,536)	(10,164,242)
Interest Income	4,440,117	696,751	1,889,711	4,831,112
Foreign exchange (loss)	(390,858)	(61,334)	(706,543)	(26,334)
Net gain (loss) on equity securities	(27,278,116)	(4,280,532)	3,315,475,734
Income from equity method investments	29,054,673	4,559,312	59,992,497	396,273,356
Other income, net	1,928,027	302,550	4,725,168
Other expense	(6,218,510)	(975,818)	(4,184)
Net income (loss) before income taxes	(8,544,352)	(1,340,794)	3,369,517,847	390,913,892
Income tax expense	0	0
Net income (loss)	(8,544,352)	(1,340,794)	3,369,517,847	390,913,892
Other comprehensive income (loss), net of tax	(72,130,683)	(11,318,878)	(234,817,165)	9,977,742
Total comprehensive income (loss), net of tax	¥ (80,675,035)	$ (12,659,672)	¥ 3,134,700,682	¥ 400,891,634